Stock Incentive Plans - Schedule of Assumptions (Q1) (Details) - Options - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.95%	3.95%	3.95%	2.24%	0.79%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term (in years)	6 years 2 months 12 days	5 years 11 months 8 days	5 years 11 months 8 days	6 years 7 days	6 years 10 days
Expected volatility	95.37%	94.64%	94.64%	92.21%	95.04%
Weighted-average fair value of common stock (in dollars per share)	$ 19.78	$ 34.5	$ 1.15	$ 2.63	$ 3.58